Conquer Risk Tactical Opportunities Fund
		Schedule of Investments
	March 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

MONEY MARKET FUNDS
107,645,005	First American Treasury Obligations Fund	$107,645,005	100.00%
	- Class X 5.22% * +

Total for Money Market Funds (Cost - $107,645,005)

	Total Investments (Cost - $107,645,005)	107,645,005	100.00%

	Other Assets in Excess of Liabilities	3,143	0.00%

	Net Assets	$107,648,148	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
+ The rate shown represents the 7-day yield at March 31, 2024.